S000006729 [Member] Investment Risks - Real Estate Securities Fund	Dec. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Small and Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Cap Securities Risk. The possibility that the Fund’s investments in small- and mid-cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized companies, which can include start-up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.

Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs, GDRs, and EDRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs, GDRs, and EDRs may change materially at times when U.S. markets are not open for trading.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. Because the Fund invests significantly in a particular industry or group of industries within the real estate sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. The possibility that the Fund’s investments in real estate securities, including REITs, may make the Fund more susceptible to the risks associated with direct investments in real estate. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; changes in the availability, cost and terms of mortgage funds; loss of rental income due to vacancies; obsolescence of properties; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. Any geographic concentration of the Fund’s real estate-related investments could result in the Fund being subject to the above risks to a greater degree.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters, public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.